Options and Warrants (Details Textual) - USD ($)	12 Months Ended
	Jan. 25, 2019	Dec. 31, 2018	Dec. 31, 2017
Options and Warrants (Textual)
Stock based compensation expense Compensation expense recognized in future periods		$ 0
Stock based compensation expense		47,927	$ 56,479
Warrants issued in exchange for cancellation of salary and interest accruals		348,312
Officers [Member]
Options and Warrants (Textual)
Warrants issued in exchange for cancellation of salary and interest accruals	$ 348,312	348,312
2012 Equity Incentive Plan [Member]
Options and Warrants (Textual)
Stock based compensation expense		$ 0	$ 7,312